UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 7.0%
The Boeing Co.	126,232	$8,399,477
General Dynamics Corp.	93,000	5,841,330

		14,240,807

Beverages — 2.5%
The Coca-Cola Co.	87,735	5,134,252

Capital Markets — 1.4%
Ameriprise Financial, Inc.	61,125	2,893,046

Computers & Peripherals — 5.2%
Hewlett-Packard Co.	249,188	10,483,339

Consumer Finance — 5.6%
American Express Co.	271,045	11,392,022

Diversified Financial Services — 2.3%
JPMorgan Chase & Co.	124,728	4,748,395

Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	64,800	2,111,832

Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies, Inc.(a)	29,749	992,724

Energy Equipment & Services — 5.1%
Schlumberger Ltd.	168,194	10,362,432

Food & Staples Retailing — 3.2%
Wal-Mart Stores, Inc.	119,846	6,414,158

Food Products — 1.1%
General Mills, Inc.	16,994	620,961
Kraft Foods, Inc. - Class A	53,285	1,644,375

		2,265,336

Health Care Equipment & Supplies — 0.4%
Medtronic, Inc.	22,800	765,624

Household Products — 4.8%
The Procter & Gamble Co.	162,456	9,742,486

Industrial Conglomerates — 2.6%
General Electric Co.	317,848	5,165,030

Insurance — 7.3%
Berkshire Hathaway, Inc. - Class B(a)	180,100	14,890,668

IT Services — 8.3%
International Business Machines Corp.	90,052	12,079,575
The Western Union Co.(b)	266,480	4,708,702

		16,788,277

Machinery — 4.6%
Caterpillar, Inc.(b)	119,415	9,395,572

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	26,800	2,288,452

Multiline Retail — 6.4%
Target Corp.(b)	242,683	12,968,980

Oil, Gas & Consumable Fuels — 5.0%
BP Plc - ADR	31,546	1,298,749
Exxon Mobil Corp.	144,677	8,939,592

		10,238,341

Pharmaceuticals — 12.8%
AstraZeneca Plc - ADR(b)	64,000	3,244,800
Johnson & Johnson	115,747	7,171,684
Merck & Co., Inc.	83,999	3,092,003
Novartis AG - ADR(b)	155,916	8,991,676
Pfizer, Inc.	204,166	3,505,530

		26,005,693

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	40,915	786,796

Software — 4.4%
Microsoft Corp.	367,277	8,994,614

Tobacco — 3.0%
Altria Group, Inc.	77,000	1,849,540
Philip Morris International, Inc.	77,000	4,313,540

		6,163,080

Wireless Telecommunication Services — 0.8%
Vodafone Group Plc - ADR	64,452	1,599,054

Total Long-Term Investments (Cost — $44,947,593) — 96.9%		196,831,010

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.23%(c)(d)	6,348,309	6,348,309

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.36%(c)(d)(e)	$18,930	18,930,000

Total Short-Term Securities (Cost — $25,278,309) — 12.4%		25,278,309

Total Investments (Cost — $70,225,902*) — 109.3%		222,109,319
Liabilities in Excess of Other Assets — (9.3)%		(18,854,160)

Net Assets — 100.0%		$203,255,159

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$67,609,106

Gross unrealized appreciation	$155,099,675
Gross unrealized depreciation	(599,462)

Net unrealized appreciation	$154,500,213

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2010	1

Schedule of Investments (concluded)

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2009	Net Activity	Shares/Beneficial Interest Held at September 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,451,630	3,896,679	6,348,309	$10	$6,667
BlackRock Liquidity Series LLC, Money Market Series	$27,202,500	$(8,272,500)	$18,930,000	—	$15,672

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$196,831,010	—	—	$196,831,010
Short-Term Securities	6,348,309	$18,930,000	—	25,278,309

Total	$203,179,319	$18,930,000	—	$222,109,319

[1]	See above Schedule of Investments for values in each industry.

2	BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: November 22, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: November 22, 2010